Other income/ (expense) items - Schedule of other income/ (expense) items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit on sale of redundant site
Profit on sale of redundant site	$ 0.4	$ 2.1	$ 0.0
Changes to defined benefit pension plan
Changes to defined benefit pension plans	0.0	0.6	18.0
Restructuring and other expense
Rationalization of operations	(12.1)	(0.4)	(21.8)
Patent infringement litigation costs	(3.5)	(0.6)	(0.5)
Direct listing costs	(2.3)	0.0	0.0
Non-current asset impairments	(3.7)	0.0	0.0
Receivable impairment provision	0.0	(1.2)	0.0
I.P.O. related share based compensation charges	0.0	0.0	(0.1)
Restructuring and other expense	(21.6)	(2.2)	(22.4)
Acquisition and disposals
Merger and acquisition costs	(0.9)	(0.3)	(2.0)
Gain on bargain purchase	1.2	0.0	0.0
Remeasurement of deferred contingent consideration	1.0	0.5	0.0
Acquisitions and disposals	$ 1.3	$ 0.2	$ (2.0)